Financial Instruments by Category - Schedule of Carrying Amounts of Financial Instruments by Category (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets at amortized cost
Cash and cash equivalents	₩ 169,877	₩ 99,105	₩ 110,632	₩ 79,428
Short-term financial instruments	167,000	148,000
Accounts receivable, net	77,257	52,615
Other receivables, net	140	1,080
Other current financial assets	3,370	598
Other non-current financial assets	2,176	3,019
Total	419,692	303,343
Financial liabilities at amortized cost
Accounts payable	73,549	41,199
Long-term accounts payable	374	729
Financial liabilities at amortized cost
Financial liabilities at amortized cost
Accounts payable	70,170	36,864
Long-term accounts payable	374	729
Accrued expenses	429	49
Other current liabilities	2,906	3,607
Other non-current liabilities	3,057	5,123
Total	76,936	46,372
Financial assets at amortized cost
Financial assets at amortized cost
Cash and cash equivalents	169,877	99,105
Short-term financial instruments	167,000	143,000
Accounts receivable, net	77,257	52,615
Other receivables, net	12	6
Other current financial assets	3,370	598
Other non-current financial assets	1,676	3,019
Financial assets at fair value through profit or loss
Financial assets at amortized cost
Other non-current financial assets	500	0
Short-term financial instruments	₩ 0	₩ 5,000